Share based compensation - Summarizes activities of share options (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) $ / shares shares	Dec. 31, 2021 CNY (¥) $ / shares shares	Dec. 31, 2020 CNY (¥) $ / shares shares	Dec. 31, 2019 CNY (¥) $ / shares shares
Number of options
Outstanding, beginning balance | shares	32,130,870	16,672,147	13,726,347
Granted | shares	6,719,741	19,147,862	6,113,717
Forfeited | shares	(17,791,254)	(3,689,139)	(3,167,917)
Outstanding, ending balance | shares	21,059,357	32,130,870	16,672,147	13,726,347
Weighted average exercise price
Outstanding, beginning balance	$ 0.09	$ 0.16	$ 0.21
Granted	0.01	0.01	0.01
Forfeited	0.05	0.01	0.05
Outstanding, ending balance	$ 0.01	$ 0.09	$ 0.16	$ 0.21
Weighted average remaining contractual life	8 years 1 month 28 days	7 years 5 months 26 days	7 years 3 months 7 days	7 years 11 months 1 day
Aggregate Intrinsic Value | ¥	$ 1,913	$ 100,542	$ 46,627	$ 37,321
Weighted-average grant date fair value for each option granted	$ 0.34	$ 2.62	$ 2.91